Share Capital and Warrants - Additional Information (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Millions				12 Months Ended
	Apr. 14, 2023 $ / shares shares	Apr. 14, 2023 $ / shares shares	Jul. 25, 2022 shares	Dec. 31, 2022 CAD ($) $ / shares shares		Dec. 31, 2022 CAD ($) $ / shares shares		Dec. 31, 2021 CAD ($) $ / shares shares		Dec. 31, 2022 USD ($)
Share Capital And Warrants [Line Items]
Number of shares issued			10,000,000	13,300,000		13,300,000
Number of shares issued upon conversion			1
Share repurchases, shares				4,300,000		4,300,000
Shares repurchased weighted average price per common share | (per share)				$ 3.12		$ 2.33
Accumulated deficit				$ (1,091,999)	[1]	$ (1,091,999)	[1]	$ (785,112)	[1]	$ 28.3
Events After Reporting Period
Share Capital And Warrants [Line Items]
Number of shares issued	1,500,000	1,500,000
Share repurchases, shares	500,000	500,000
Shares repurchased weighted average price per common share | (per share)	$ 2.78	$ 2.04
Inner Spirit Holdings Ltd
Share Capital And Warrants [Line Items]
Warrants Exercised								19,571
Net payment of warrants | $								$ 200
Sun 8 Holdings Inc
Share Capital And Warrants [Line Items]
Number of warrants issued								64,000
Warrant exercise price | $ / shares								$ 9.40

[1]	Adjustment to provisional amounts — refer to note 5(b).